Stockholders' Deficit - Additional Information (Detail) - $ / shares	Dec. 11, 2020	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock shares authorized		1,000,000	1,000,000
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001
Preferred shares issued		0	0
Preferred shares outstanding		0	0
SAILSM Securities [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during the period shares	5,250,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized		250,000,000	250,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Temporary equity shares outstanding		40,250,000	40,250,000
Temporary equity shares outstanding			38,535,241
Common stock shares issued			1,714,759
Common stock shares outstanding			1,714,759
Temporary equity shares issued			1,714,759
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued during the period shares	5,250,000
Class of warrants or rights issued during the period shares	1,312,500
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized		10,000,000	10,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares issued		2,012,500	2,012,500
Common stock shares outstanding		2,012,500	2,012,500